Corporate information	6 Months Ended
Jun. 30, 2018
Corporate information.
Corporate information

1.Corporate information

Talend S.A. (“the Company”) is incorporated in France with its registered office located at 9, rue Pages, 92150 Suresnes. Information on the Group's structure is provided in Note 15, "Group Information".

Talend's software platform, Talend Data Fabric, integrates data and applications in real-time across modern big data and cloud environments, as well as traditional systems, allowing organizations to develop a unified view of their business and customers.

The accompanying unaudited interim condensed consolidated financial statements of the Company and its subsidiaries (together, "Talend" or the "Group") were authorized for issue by the board of directors on August 2, 2018.